INCOME TAXES (Reasons for difference and related tax effects) (Details) $ in Thousands, € in Millions, ৳ in Millions, ¥ in Millions, £ in Millions, $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 29, 2024 USD ($)	Dec. 29, 2024 CAD ($)	Dec. 29, 2024 GBP (£)	Dec. 29, 2024 EUR (€)	Dec. 29, 2024 AUD ($)	Dec. 29, 2024 MXN ($)	Dec. 29, 2024 CNY (¥)	Dec. 29, 2024 BDT (৳)	Dec. 31, 2023 USD ($)
Income Taxes [Abstract]
Earnings before income taxes	$ 514,085	$ (1.0)	£ 0.0	€ (0.8)	$ (0.2)	$ (0.4)	¥ (0.1)	৳ 0.0	$ 564,183
Applicable statutory tax rate	26.50%	26.50%	26.50%	26.50%	26.50%	26.50%	26.50%	26.50%	26.50%
Income taxes at applicable statutory rate	$ 136,233								$ 149,508
Effect of different tax rates and additional income taxes in other jurisdictions	(110,434)								(141,387)
Global Minimum Tax ("GMT") top-up tax	33,000								0
Income tax and other adjustments related to prior taxation years	(1,279)								(2,824)
Impact of Barbados tax rate changes on the revaluation of deferred income tax assets and liabilities	10,904								0
Tax effect of tax losses	45,171								24,798
Effect of non-deductible expenses and other	(375)								508
Total income tax expense	$ 113,220								$ 30,603
Average effective tax rate	22.00%	22.00%	22.00%	22.00%	22.00%	22.00%	22.00%	22.00%	5.40%